Concession Contract Assets - Additional Information (Details) R$ in Millions			12 Months Ended
	Jul. 01, 2020	Jul. 01, 2017	Dec. 31, 2025 BRL (R$) km kV		Dec. 31, 2024 BRL (R$)		Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Cost of equity calculation amortisation duration	8 years	8 years
Contract assets - distribution of gas and energy infrastructure			R$ (5,386)		R$ (4,439)		R$ (3,679)
Distance of gas pipeline | km			300
Financing costs on intangible assets and contract assets			R$ 115	[1]	R$ 77	[1]	R$ 70
Average rate of capitalization rate			12.26%		11.13%
RBSE remeasurement			R$ (219)
Transmission Segment [Member]
IfrsStatementLineItems [Line Items]
RBSE remeasurement			(219)
Expansion and reinforcement in high voltage [Member] | Energy Distribution [Member]
IfrsStatementLineItems [Line Items]
Contract assets - distribution of gas and energy infrastructure			1,493
Urban and rural service to energy supply demands [Member] | Energy Distribution [Member]
IfrsStatementLineItems [Line Items]
Contract assets - distribution of gas and energy infrastructure			798
Complementary service [Member] | Energy Distribution [Member]
IfrsStatementLineItems [Line Items]
Contract assets - distribution of gas and energy infrastructure			844
Reinforcement and refurbishment of networks and operation and maintenance [Member] | Energy Distribution [Member]
IfrsStatementLineItems [Line Items]
Contract assets - distribution of gas and energy infrastructure			R$ 520
Concession contract - 004/05 [member]
IfrsStatementLineItems [Line Items]
Repositioning factor			50.00%
Transmission facility capacity | kV			345
Transmission facility distance | km			75
Transmission facility period			30 years
Permitted annual revenue duration			first 15 years
Permitted annual revenue reduction duration			16th year

[1]	The average capitalization rate in 2025 was 12.26% (11.13% in 2024).